Document and Entity Information - shares	12 Months Ended
	Mar. 31, 2019	Aug. 14, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Wah Fu Education Group Ltd
Entity Central Index Key	0001716770
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 20-F (“Amendment No. 1”) amends the Annual Report on Form 20-F of Wah Fu Education Group Limited (the “Company”) for the fiscal year ended March 31, 2019, originally filed on August 15, 2019 (the “Original Filing”), to include revised disclosure in Note 2 to the Company’s consolidated financial statements in response to comments the Company received from the staff of the Securities and Exchange Commission (“SEC”). In addition, in connection with the filing of this Amendment No. 1 and pursuant to the rules of the SEC we are including currently dated certifications. Accordingly Part III has been amended to reflect the filing of these currently dated certifications. This Amendment No. 1 does not modify or update any other disclosures set forth in the Original Filing, except as required to reflect the additional information in Part III and the notes to the consolidated financial statements. Additionally, this Form 20-F/A, except for the additional information included in Part III, speaks as of the filing date of the Original Filing and does not update or discuss any other Company developments subsequent to the date of the Original Filing. Accordingly, this Form 20-F/A should be read in conjunction with our filings made with the SEC subsequent to the Original Filing.
Current Fiscal Year End Date	--03-31
Document Type	20-F/A
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding		4,381,033
Entity File Number	001-38619
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	D8